SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Credit Loss [Abstract]
Balance at beginning of the year	$ 26	$ 34	$ 34
Additions
Reversal	(8)	(11)
Balance at end of the year	$ 18	$ 23	$ 34